Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Components of Cash and Cash Equivalents

Cash and cash equivalents are comprised of:

	December 31, 2012	December 31, 2011
Russian ruble bank accounts	174,599	116,949
USD bank accounts	82,659	432,624
Euro bank accounts	14,439	52,524
Bank accounts in other currencies	12,350	23,194
Other	10,911	17,357

Total cash and cash equivalents	294,958	642,648